FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currencies (sold/bought) $ in Millions	12 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2,402.8	$ 2,829.3
USD/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 1,003.6	$ 1,257.8
Average rate (in percent)	0.73	0.72
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 259.7	$ 250.8
Average rate (in percent)	0.74	0.73
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.0	$ 0.4
Average rate (in percent)	0	0.75
EUR/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 428.9	$ 308.1
Average rate (in percent)	0.63	0.66
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 55.1	$ 60.7
Average rate (in percent)	0.64	0.66
EUR/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.0	$ 2.4
Average rate (in percent)	0	0.65
CDN/USD | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 231.5	$ 489.6
Average rate (in percent)	1.38	1.42
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2.8	$ 31.3
Average rate (in percent)	1.39	1.39
CDN/USD | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.0	$ 0.2
Average rate (in percent)	0	1.37
Other currencies | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 420.6	$ 426.4
Other currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.6	$ 1.6